UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05385

Deutsche Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of August 31, 2016 (Unaudited)

Deutsche Small Cap Value Fund

	Shares	Value ($)
Common Stocks 89.2%
Consumer Discretionary 7.2%
Auto Components 1.2%
Standard Motor Products, Inc.	108,600	4,866,366
Diversified Consumer Services 1.8%
Houghton Mifflin Harcourt Co.*	457,098	7,290,713
Hotels, Restaurants & Leisure 1.4%
Denny's Corp.*	552,454	5,773,144
Specialty Retail 1.7%
Hibbett Sports, Inc.* (a)	186,607	7,160,111
Textiles, Apparel & Luxury Goods 1.1%
Movado Group, Inc.	198,700	4,510,490
Consumer Staples 1.1%
Food Products
Snyder's-Lance, Inc.	131,119	4,633,745
Energy 2.6%
Oil, Gas & Consumable Fuels
Matador Resources Co.* (a)	288,738	6,626,537
Synergy Resources Corp.*	613,769	4,020,187
		10,646,724
Financials 29.7%
Banks 17.5%
Capital Bank Financial Corp. "A" (a)	345,056	10,803,703
Eagle Bancorp., Inc.*	89,729	4,644,373
Great Western Bancorp., Inc. (a)	267,946	9,174,471
MB Financial, Inc.	118,304	4,635,151
OFG Bancorp. (a)	756,569	8,254,168
Pacific Premier Bancorp., Inc.*	156,100	4,213,139
State Bank Financial Corp.	343,767	7,927,267
Sterling Bancorp.	498,271	8,894,137
Talmer Bancorp., Inc. "A"	309,115	7,190,015
TriState Capital Holdings, Inc.*	425,647	6,369,807
		72,106,231
Capital Markets 1.7%
Safeguard Scientifics, Inc.*	502,036	7,078,708
Insurance 5.9%
Argo Group International Holdings Ltd.	132,806	7,535,412
CNO Financial Group, Inc.	330,996	5,378,685
Employers Holdings, Inc.	180,261	5,492,553
ProAssurance Corp.	107,041	5,889,396
		24,296,046
Thrifts & Mortgage Finance 4.6%
Capitol Federal Financial, Inc.	362,482	5,212,491
Walker & Dunlop, Inc.*	522,078	13,835,067
		19,047,558
Health Care 6.5%
Health Care Equipment & Supplies 1.0%
Invacare Corp.	363,544	4,315,267
Health Care Providers & Services 4.3%
HealthSouth Corp.	259,479	10,563,390
PharMerica Corp.*	289,018	7,300,595
		17,863,985
Health Care Technology 1.2%
HMS Holdings Corp.*	217,265	4,738,550
Industrials 19.3%
Aerospace & Defense 3.0%
Curtiss-Wright Corp.	66,512	5,979,429
Vectrus, Inc.*	188,580	6,362,689
		12,342,118
Air Freight & Logistics 1.0%
Forward Air Corp.	92,010	4,239,821
Building Products 2.4%
Gibraltar Industries, Inc.*	131,400	5,014,224
Quanex Building Products Corp.	244,903	4,733,975
		9,748,199
Commercial Services & Supplies 4.3%
G&K Services, Inc. "A"	21,593	2,101,647
Pitney Bowes, Inc.	324,089	6,079,910
Steelcase, Inc. "A"	214,800	3,209,112
The Brink's Co.	170,551	6,225,111
		17,615,780
Construction & Engineering 1.8%
Primoris Services Corp.	380,251	7,308,424
Machinery 3.8%
Hillenbrand, Inc.	213,529	6,864,957
Lydall, Inc.*	185,774	8,924,583
		15,789,540
Professional Services 3.0%
FTI Consulting, Inc.*	117,745	5,214,926
ICF International, Inc.*	171,159	7,163,004
		12,377,930
Information Technology 14.3%
Communications Equipment 0.5%
CalAmp Corp.*	135,900	1,981,422
Electronic Equipment, Instruments & Components 7.6%
CTS Corp.	331,007	6,381,815
Electro Scientific Industries, Inc.*	970,585	5,406,158
Novanta, Inc.*	364,095	6,149,565
Rogers Corp.*	134,560	7,523,250
VeriFone Systems, Inc.*	288,900	5,737,554
		31,198,342
IT Services 4.3%
Convergys Corp.	298,739	8,911,384
NeuStar, Inc. "A"* (a)	348,970	8,867,328
		17,778,712
Software 1.9%
Verint Systems, Inc.*	232,660	7,938,359
Materials 0.6%
Chemicals
A. Schulman, Inc.	101,634	2,591,667
Real Estate 5.3%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp. (REIT)	84,500	4,055,155
Community Healthcare Trust, Inc. (REIT)	205,200	4,713,444
Pebblebrook Hotel Trust (REIT)	243,916	7,327,237
STAG Industrial, Inc. (REIT)	227,600	5,651,308
		21,747,144
Utilities 2.6%
Electric Utilities 1.6%
IDACORP, Inc.	85,330	6,491,053
Multi-Utilities 1.0%
NorthWestern Corp.	69,000	3,989,580
Total Common Stocks (Cost $302,571,578)		367,465,729
Securities Lending Collateral 7.7%
Daily Assets Fund "Capital Shares", 0.48% (b) (c) (Cost $31,932,715)	31,932,715	31,932,715
Cash Equivalents 11.2%
Deutsche Central Cash Management Government Fund, 0.38% (b) (Cost $45,960,462)	45,960,462	45,960,462
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $380,464,755) †	108.1	445,358,906
Other Assets and Liabilities, Net	(8.1)	(33,192,996)
Net Assets	100.0	412,165,910

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $382,209,289. At August 31, 2016, net unrealized appreciation for all securities based on tax cost was $63,149,617. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $80,141,161 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,991,544.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $31,479,514, which is 7.6% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$367,465,729	$—	$—	$367,465,729
Short-Term Investments (d)	77,893,177	—	—	77,893,177
Total	$445,358,906	$—	$—	$445,358,906

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Value Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 21, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2016